Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017
Supplement [Text Block]	pstx_SupplementTextBlock
Pioneer Multi-Asset Ultrashort Income Fund

Supplement to the Prospectus, Summary Prospectus and
Statement of Additional Information, each dated August 1, 2017

Effective January 1, 2018, the fund is eliminating the front-end sales charge (load) on Class A shares.

Accordingly, on or after January 1, 2018, Class A shares may be purchased at net asset value without paying an initial sales charge. In addition, Class A shares purchased on or after January 1, 2018 also will not be subject to a contingent deferred sales charge (CDSC).

Effective January 1, 2018, the following replaces the corresponding information in the section "Fees and expenses of the fund" in the "Fund summary":

Shareowner fees
(fees paid directly from your investment)                                     Class A
-----------------------------------------------------------------------------------------------
Maximum sales charge (load) when you buy
shares (as a percentage of offering price)                                    None
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a
percentage of offering price or the amount you
receive when you sell shares, whichever
is less)                                                                                          None
-----------------------------------------------------------------------------------------------
Pioneer Multi-Asset Ultrashort Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pstx_SupplementTextBlock
Pioneer Multi-Asset Ultrashort Income Fund

Supplement to the Prospectus, Summary Prospectus and
Statement of Additional Information, each dated August 1, 2017

Effective January 1, 2018, the fund is eliminating the front-end sales charge (load) on Class A shares.

Accordingly, on or after January 1, 2018, Class A shares may be purchased at net asset value without paying an initial sales charge. In addition, Class A shares purchased on or after January 1, 2018 also will not be subject to a contingent deferred sales charge (CDSC).

Effective January 1, 2018, the following replaces the corresponding information in the section "Fees and expenses of the fund" in the "Fund summary":

Shareowner fees
(fees paid directly from your investment)                                     Class A
-----------------------------------------------------------------------------------------------
Maximum sales charge (load) when you buy
shares (as a percentage of offering price)                                    None
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a
percentage of offering price or the amount you
receive when you sell shares, whichever
is less)                                                                                          None
-----------------------------------------------------------------------------------------------
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner fees (fees paid directly from your investment)
Pioneer Multi-Asset Ultrashort Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none